Schedule of Digital Assets on Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
[custom:DigitalAssetsNumberOfCoinsOnLoanCurrent]	135,628,100.9930	19,072,901.0000
[custom:DigitalAssetsOnLoanFairValueCurrent]	$ 264,571,915	$ 120,087,770
[custom:DigitalAssetsFairValueSharePercentage]	100.00%	100.00%
Bitcoin (BTC) [member]
IfrsStatementLineItems [Line Items]
[custom:DigitalAssetsNumberOfCoinsOnLoanCurrent]	880.7736	420.0000
[custom:DigitalAssetsOnLoanFairValueCurrent]	$ 73,844,618	$ 36,894,425
[custom:DigitalAssetsFairValueSharePercentage]	27.90%	30.70%
Ethereum [member]
IfrsStatementLineItems [Line Items]
[custom:DigitalAssetsNumberOfCoinsOnLoanCurrent]	18,529.3838	8,000.0000
[custom:DigitalAssetsOnLoanFairValueCurrent]	$ 49,583,405	$ 23,879,570
[custom:DigitalAssetsFairValueSharePercentage]	18.70%	19.90%
Solana [member]
IfrsStatementLineItems [Line Items]
[custom:DigitalAssetsNumberOfCoinsOnLoanCurrent]	491,803.2877	326,500.0000
[custom:DigitalAssetsOnLoanFairValueCurrent]	$ 62,107,383	$ 40,661,634
[custom:DigitalAssetsFairValueSharePercentage]	23.50%	33.90%
Sui [member]
IfrsStatementLineItems [Line Items]
[custom:DigitalAssetsNumberOfCoinsOnLoanCurrent]	18,120,340.0307	18,737,981.0000
[custom:DigitalAssetsOnLoanFairValueCurrent]	$ 18,210,407	$ 18,652,141
[custom:DigitalAssetsFairValueSharePercentage]	6.90%	15.50%